Employee benefits (Policies)	12 Months Ended
Dec. 31, 2022
Employee Benefits
Employee benefits

d) New accounting policy adopted in 2021

IFRS 2 defines that the accounting for share-based payments depends on the form of settlement of the plans, which can be “cash-settled” or “equity-settled”. When a plan is settled in cash, the payment obligation to the employee is recognized as a liability, which is updated to fair value recognized in the income statement at each reporting date and on the settlement date of the obligation. When the plan is settled with equity instruments, the fair value of the plan is calculated only on the grant date of the benefit and the fair value of the plan is recognized in the income statement for the year on a straight-line basis to equity over the period of service required.

Until December 2020, the long-term incentive programs for the Company's executives, were recorded as liabilities based on the practice adopted by the Company to settle its obligation related to these programs with cash payment instead of Vale’s shares for its executives.

On April 30, 2021, the modification of the Regulation of the Performance Share Unit program(“PSU”) was approved at the Ordinary and Extraordinary Annual General Meeting (“date of modification”), enabling the use of treasury shares of the Company to settle the obligation. Thus, the plans started to be treated as “equity-settled” and their fair value was remeasured on the modification date.

Remeasurement of the fair value of plans

The fair value of the Matching program was estimated using the Company's share price and ADR on the modification date, in the amount of R$109.02 and US$20.12 per share, respectively. The number of shares granted on the grant date for the 2019, 2020 and 2021 cycles were 1,222,721, 2,154,534 and 1,046,255, respectively.

For the PSU, the program was remeasured by estimating the performance factor using Monte Carlo simulations for the Return to Shareholders Indicator and health and safety and sustainability indicators. The assumptions used for the Monte Carlo simulations are shown in the table below, as well as the result used to calculate the expected value of the total performance factor.

2021
Granted shares	1,474,723
Date shares were granted	01/03/2021
VALE (BRL)	109.02
VALE ON (USD)	20.12
Expected volatility	39.00% p.y
Expected term (in years)	3
Expected shareholder return indicator	51.20%
Expected performance factor	60.96%

e) Measurement of the fair value of the 2022 plans

On March 30, 2022, a new cycle of the Matching program started and the Company estimates a fair value based on the prices of Company’s shares and ADRs on the share grant date of US$20.03 and R$95.87 per share. In relation to the 2022 cycle, the Company will grant 1,437,588 shares (2021: 1,046,255 shares).

During 2022, a new cycle of the PSU program has started as well and the Company will grant 1,709,955 shares (2021: 1,474,723 shares). The assumptions used for the Monte Carlo simulations are shown in the table below, as well as the result used to calculate the expected value of the total performance factor.

2022
Granted shares	1,709,955
Date shares were granted	01/03/2022
VALE (BRL)	78.00
VALE ON (USD)	13.81
Expected volatility	39.00% p.y.
Expected term (in years)	3
Expected shareholder return indicator	51.20%
Expected performance factor	53.08%

Accounting policy

Employee benefits

i. Current benefits – wages, vacations and related taxes

Payments of benefits such as wages or accrued vacation, as well the related social security taxes over those benefits are recognized monthly in income, on an accrual basis.

ii. Current benefits – profit sharing program

The Company has the Annual Incentive Program (AIP) based on Team and business unit’s contribution and Company-wide performance through operational cash generation. The Company makes an accrual based on evaluation periodic of goals achieved and Company result, using the accrual basis and recognition of present obligation arising from past events in the estimated outflow of resources in the future. The accrual is recorded as cost of goods sold and services rendered or operating expenses in accordance with the activity of each employee.

iii. Non-current benefits – long-term incentive programs

The Company has established a procedure for awarding certain eligible executives (Matching and Performance Share unit (“PSU”) Programs) with the goal of encouraging employee retention and optimum performance. Share-based long-term compensation programs are equity-settled, under which the Company receives employee services as consideration for equity instruments. The fair value of employee services received in exchange for the grant of options is recognized as an expense. The total amount of expenses is recognized during the period in which the right is acquired; period during which the specific vesting conditions are met.

iv. Non-current benefits – pension costs and other post retirement benefits

The Company has several retirement plans for its employees.

For defined contribution plans, the Company's obligations are limited to a monthly contribution linked to a pre-defined percentage of the remuneration of employees enrolled into these plans.

For defined benefit plans, actuarial calculations are periodically obtained for liabilities determined in accordance with the Projected Unit Credit Method in order to estimate the Company’s obligation. The liability recognized in the statement of financial position represents the present value of the defined benefit obligation as at that date, less the fair value of plan assets. The Company recognized in the income statement the costs of services, the interest expense of the obligations and the interest income of the plan assets. The remeasurement of gains and losses, return on plan assets (excluding the amount of interest on return of assets, which is recognized in income for the year) and changes in the effect of the ceiling of the active and onerous liabilities are recognized in comprehensive income for the year.

For overfunded plans, the Company recognizes the net defined benefit assets limited to the present value of the economic benefits available as refunds or reductions in future contributions, considering minimum funding requirements applicable. For underfunded plans, the Company recognizes net defined benefit liabilities. The gain or loss on recognition/remeasurement of these net assets/liabilities are recognized in income statement or in comprehensive income, when arising from the actuarial valuation.

Critical accounting estimates and judgments

Post retirement benefits for employees - The amounts recognized depend on several factors that are determined based on actuarial calculations using various assumptions in order to determine costs and liabilities. One of these assumptions is selection and use of the discount rate. Any changes to these assumptions will affect the amount recognized.

At the end of each year the Company and external actuaries review the assumptions that will be used for the following year. These assumptions are used in determining the fair values of assets and liabilities, costs and expenses and the future values of estimated cash outflows, which are recorded in the plan obligations.